16. Commitments	12 Months Ended
Jul. 31, 2019
Notes
16. Commitments

16.   Commitments

Office Premises

During the year ended July 31, 2019, the Company entered into an office lease.  The lease expires on September 2, 2020 and has the following estimated annual payments:

$

2020	294,205
2021	49,034
343,239

Definitive Agreement

On May 13, 2019, the Company entered into a share exchange agreement (the “Definitive Agreement”) with MichiCann Medical Inc. (d/b/a Red White & Bloom) (“MichiCann”), with respect to the acquisition of all of the issued and outstanding shares of MichiCann (“Proposed Transaction”). Pursuant to the Definitive Agreement, all of the issued and outstanding common shares of MichiCann will be exchanged on the basis of 2.08 common shares of the Company for 1 MichiCann common share (“Exchange Ratio”). Upon completion of the Proposed Transaction, existing MichiCann and Tidal shareholders will own approximately 80% and 20% of the resulting company, respectively on a fully diluted basis at the time the transaction was first announced on February 14, 2019. The Proposed Transaction is expected to be a reverse take-over of the Company by MichiCaan. All outstanding options and warrants to purchase MichiCann common shares will be exchanged with options and warrants to purchase common shares of the Company based on the Exchange Ratio. The Proposed Transaction will be completed by way of a three-cornered amalgamation (“Amalgamation”), whereby 2690229 Ontario Inc., a wholly owned subsidiary of the Company will amalgamate with MichiCann. The Amalgamation was approved by the shareholders of MichiCann.

The Definitive Agreements contemplates the following terms:

-         The Company will complete a share consolidation on an 8:1 basis;

-         Change its name to “Red White & Bloom Inc.” or such other name as may be approved by the board of directors;

-         Reconstitute the board to include a total of up to 6 directors, of which 4 are nominees of MichiCann and 2 existing board members of the Company.

As at November 28, 2019, the transaction had not yet closed.